Consolidated Statements of Stockholders' Equity - USD ($) shares in Millions, $ in Millions	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings (Deficit) [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total Axiall Shareholders' Equity [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2012	$ 603.5	$ 0.3	$ 487.1	$ 138.0	$ (21.9)	$ 603.5
Balance (in shares) at Dec. 31, 2012		34.6
Consolidated net income (loss)	168.0			165.3		165.3	$ 2.7
Dividends declared ($0.64, $0.64 and $0.48 per share for the year ended December 31, 2015, December 31, 2014 and December 31, 2013, respectively)	(34.0)			(34.0)		(34.0)
Distribution to noncontrolling interest	(13.3)						(13.3)
Other comprehensive income (loss)	88.2				88.2	88.2
Issuance of common stock and replacement share-based awards in connection with merger	1,775.3	$ 0.4	1,774.9			1,775.3
Issuance of common stock and replacement share-based awards in connection with merger (in shares)		35.2
Noncontrolling interest recognized in connection with the merger	130.0						130.0
Employee stock purchase and stock compensation plans, net of forfeitures	11.6		11.6			11.6
Employee stock purchase and stock compensation plans, net of forfeitures (in shares)		0.1
Other Share-based compensation plan activity	(1.0)		(1.0)			(1.0)
Balance at Dec. 31, 2013	2,728.3	$ 0.7	2,272.6	269.3	66.3	2,608.9	119.4
Balance (in shares) at Dec. 31, 2013		69.9
Consolidated net income (loss)	50.2			46.3		46.3	3.9
Dividends declared ($0.64, $0.64 and $0.48 per share for the year ended December 31, 2015, December 31, 2014 and December 31, 2013, respectively)	(45.6)			(45.6)		(45.6)
Distribution to noncontrolling interest	(7.7)						(7.7)
Other comprehensive income (loss)	(147.7)				(140.0)	(140.0)	(7.7)
Employee stock purchase and stock compensation plans, net of forfeitures	17.0		17.0			17.0
Employee stock purchase and stock compensation plans, net of forfeitures (in shares)		0.3
Other Share-based compensation plan activity	(5.5)		(5.3)	(0.2)		(5.5)
Balance at Dec. 31, 2014	2,589.0	$ 0.7	2,284.3	269.8	(73.7)	2,481.1	107.9
Balance (in shares) at Dec. 31, 2014		70.2
Consolidated net income (loss)	(837.1)			(816.4)		(816.4)	(20.7)
Dividends declared ($0.64, $0.64 and $0.48 per share for the year ended December 31, 2015, December 31, 2014 and December 31, 2013, respectively)	(45.3)			(45.3)		(45.3)
Distribution to noncontrolling interest	(8.4)						(8.4)
Other comprehensive income (loss)	(48.3)				(44.3)	(44.3)	(4.0)
Employee stock purchase and stock compensation plans, net of forfeitures	10.2		10.2			10.2
Employee stock purchase and stock compensation plans, net of forfeitures (in shares)		0.4
Other Share-based compensation plan activity	(7.0)		(7.0)			(7.0)
Balance at Dec. 31, 2015	$ 1,653.1	$ 0.7	$ 2,287.5	$ (591.9)	$ (118.0)	$ 1,578.3	$ 74.8
Balance (in shares) at Dec. 31, 2015		70.6